SUBSEQUENT EVENTS (Details) - Subsequent Events - uSTAR $ in Millions	Mar. 28, 2018 USD ($)
SUBSEQUENT EVENTS
Equity interest owned (in percent)	49.00%
Capital injection	$ 2.2